SHORT TERM INVESTMENTS - Interest income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
SHORT TERM INVESTMENTS
Interest income recognized on held-to-maturity investments	$ 81	¥ 548	¥ 1,904	¥ 5,836